Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000025694
Average Annual Return [Line Items]
Average Annual Return, Percent	25.34%	14.54%			14.23%
C000062556
Average Annual Return [Line Items]
Average Annual Return, Percent	22.07%	13.69%			13.88%
C000157800
Average Annual Return [Line Items]
Average Annual Return, Percent	17.79%	10.65%		9.14%
C000164403
Average Annual Return [Line Items]
Average Annual Return, Percent	19.95%	11.64%	11.97%
C000025696
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	5.17%			5.26%
C000065218
Average Annual Return [Line Items]
Average Annual Return, Percent	3.83%	4.07%			4.79%
C000065289
Average Annual Return [Line Items]
Average Annual Return, Percent	6.91%	1.52%			2.91%
C000025697
Average Annual Return [Line Items]
Average Annual Return, Percent	1.21%	(0.46%)			1.26%
C000025698
Average Annual Return [Line Items]
Average Annual Return, Percent	8.56%	5.84%			5.70%
C000091786
Average Annual Return [Line Items]
Average Annual Return, Percent	0.55%	(0.36%)			0.88%
C000091788
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%	1.08%			2.72%
C000091790
Average Annual Return [Line Items]
Average Annual Return, Percent	1.50%	(0.58%)			0.80%
C000025699
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%	0.76%			0.97%
C000025691
Average Annual Return [Line Items]
Average Annual Return, Percent	1.37%	0.90%			1.64%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	25.08%	14.56%			13.08%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	25.08%	14.56%			13.08%
MSCI World Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Gross)
Average Annual Return, Percent	19.19%	11.70%		10.57%
MSCI World Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Gross)
Average Annual Return, Percent	19.19%	11.70%	12.62%
MSCI EAFE Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Gross)
Average Annual Return, Percent	4.35%	5.24%			5.71%
MSCI EAFE Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Gross)
Average Annual Return, Percent	4.35%	5.24%			5.71%
MSCI Emerging Markets Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index
Average Annual Return, Percent	8.05%	2.10%			4.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Bloomberg Barclays U.S. Government Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Index
Average Annual Return, Percent	0.62%	(0.63%)			0.85%
Bloomberg Barclays U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent	2.13%	0.30%			2.43%
Bloomberg Barclays U.S. Securitized Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Index
Average Annual Return, Percent	1.45%	(0.59%)			1.00%
Bloomberg Municipal 1-3 Yr Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Municipal Bond Index
Average Annual Return, Percent	2.52%	1.25%			1.30%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Average Annual Return, Percent	0.69%	0.99%			1.89%
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return, Percent	6.77%	3.90%			4.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.05%	0.99%			2.25%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.05%	0.99%			2.25%